Financial income and expenses	9 Months Ended
Sep. 30, 2020
Financial income and expenses [Abstract]
Financial income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2020 and 2019:

	For the nine-month period ended September 30,
Financial income	2020	2019
	($ in thousands)
Interest income from loans and credits	6,125	2,522
Interest rates benefits derivatives: cash flow hedges	288	331
Total	6,413	2,853

	For the nine-month period ended September 30,
Financial expenses	2020	2019
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(186,769)	(196,350)
- Other debts	(56,578)	(69,744)
Interest rates losses derivatives: cash flow hedges	(46,092)	(44,139)
Total	(289,439)	(310,233)

Financial income from loans and credits primarily includes a non-monetary financial income of $3.8 million resulting from the refinancing of the debt of Cadonal in the second quarter of 2020 (see Note 15).

Interests from other debts are primarily interests on the notes issued by ATS, ATN, Solaben Luxembourg, Hypesol Solar Inversiones and Atlantica Sustainable Infrastructure Jersey, and interests related to the investment from Liberty (Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out Other net financial income and expenses for the nine-month periods ended September 30, 2020, and 2019:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2020	2019
	($ in thousands)
Other financial income	162,984	11,412
Other financial losses	(100,387)	(11,470)
Total	62,597	(58)

Other financial income includes a gain of $145 million further to the purchase of Liberty´s equity interest in Solana (Note 16). Residual items are primarily interests on deposits and loans, including non-monetary changes to the amortized cost of such loans.

Other financial losses include $72 million of financial expenses further to the refinancing of the Helios 1&2 debts (Note 15). Residual items are primarily guarantees and letters of credit, other bank fees, non-monetary changes to the fair value of derivatives for which hedge accounting is not applied and of financial instruments recorded at fair value through profit and loss, and other minor financial expenses.